SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Platinum [Member]
Ownership percentage	100.00%
Date of incorporation	Apr. 07, 2020	Apr. 07, 2020
Name of company	A Cayman Island company	A Cayman Island company
Hong Kong [Member]
Ownership percentage	100.00%	100.00%
Date of incorporation	May 04, 2020	May 04, 2020
Name of company	A Hong Kong company	A Hong Kong company
Yubo Chengdu [Member]
Ownership percentage	100.00%	100.00%
Date of incorporation	Sep. 04, 2020	Sep. 04, 2020
Name of company	A PRC company and deemed a wholly foreign owned enterprise	A PRC company and deemed a wholly foreign owned enterprise
Subscribed capital	$ 1,500,000	$ 1,500,000
Yubo Beijing [Member]
Date of incorporation	Jun. 14, 2016	Jun. 14, 2016
Name of company	A PRC limited liability company	A PRC limited liability company
Subscribed capital	$ 1,531,722	$ 1,531,722
Voting interest equity	VIE of Yubo Chengdu WFOE	VIE of Yubo Chengdu WFOE
Yubo Jingzhi [Member]
Ownership percentage	100.00%
Date of incorporation	Jan. 21, 2021
Name of company	A PRC company
Yubo Global [Member]
Ownership percentage	100.00%
Date of incorporation	Dec. 20, 2021
Name of company	A PRC company
Yubo International Biotech Limited [Member]
Name of company	A PRC company and deemed a wholly foreign owned enterprise